OPERATING SEGMENTS -Schedule of Information Relating to Operating Segments (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
External	S/ 28,555,000	S/ 27,472,000	S/ 25,665,000
From other segments	2,889,000	2,025,000	2,051,000
Net interest, similar income and expenses	14,716,479	14,115,131	12,937,972
Other income, net	8,625,000	7,603,000	6,867,000
Provision for credit losses on loan portfolio	(2,873,454)	(3,943,301)	(3,957,143)
Depreciation and amortization and right in use	(893,000)	(713,000)	(659,000)
Income tax	(2,865,000)	(2,201,000)	(1,888,000)
Net profit (loss)	7,082,654	5,623,252	4,959,878
Additions of fixed asset, intangibles and goodwill	1,848,000	1,111,000	1,214,000
Total assets	267,362,533	256,088,940	238,840,000
Total liabilities	228,266,424	221,111,706	205,733,000
Universal Banking
Disclosure of operating segments [line items]
External	20,211,000	20,100,000	18,622,000
From other segments	745,000	672,000	705,000
Net interest, similar income and expenses	11,352,000	11,168,000	10,150,000
Other income, net	5,426,000	4,995,000	4,425,000
Provision for credit losses on loan portfolio	(1,951,000)	(2,915,000)	(2,896,000)
Depreciation and amortization and right in use	(643,000)	(522,000)	(488,000)
Income tax	(2,192,000)	(1,840,000)	(1,560,000)
Net profit (loss)	6,128,000	5,007,000	4,382,000
Additions of fixed asset, intangibles and goodwill	885,000	806,000	910,000
Total assets	212,268,000	207,917,000
Total liabilities	186,616,000	184,405,000
Insurance, Medical Services and Pension funds
Disclosure of operating segments [line items]
External	2,781,000	2,154,000	2,116,000
From other segments	1,239,000	547,000	535,000
Net interest, similar income and expenses	299,000	301,000	289,000
Other income, net	1,859,000	1,314,000	1,331,000
Provision for credit losses on loan portfolio	0	0	0
Depreciation and amortization and right in use	(70,000)	(29,000)	(29,000)
Income tax	(210,000)	(99,000)	(97,000)
Net profit (loss)	1,001,000	903,000	969,000
Additions of fixed asset, intangibles and goodwill	746,000	134,000	96,000
Total assets	21,307,000	18,435,000
Total liabilities	16,727,000	14,537,000
Microfinance
Disclosure of operating segments [line items]
External	3,971,000	3,769,000	3,725,000
From other segments	151,000	147,000	188,000
Net interest, similar income and expenses	2,910,000	2,569,000	2,420,000
Other income, net	194,000	185,000	200,000
Provision for credit losses on loan portfolio	(842,000)	(969,000)	(1,048,000)
Depreciation and amortization and right in use	(113,000)	(112,000)	(102,000)
Income tax	(189,000)	(86,000)	(21,000)
Net profit (loss)	500,000	298,000	57,000
Additions of fixed asset, intangibles and goodwill	133,000	95,000	173,000
Total assets	21,213,000	19,302,000
Total liabilities	17,937,000	16,179,000
Operating Segments | Universal Banking
Disclosure of operating segments [line items]
Total assets			190,684,000
Total liabilities			168,501,000
Operating Segments | Universal Banking | Banco de Crédito del Perú
Disclosure of operating segments [line items]
External	19,528,000	19,176,000	17,802,000
From other segments	723,000	647,000	686,000
Net interest, similar income and expenses	11,137,000	10,815,000	9,818,000
Other income, net	5,240,000	4,831,000	4,315,000
Provision for credit losses on loan portfolio	(1,927,000)	(2,831,000)	(2,846,000)
Depreciation and amortization and right in use	(621,000)	(492,000)	(460,000)
Income tax	(2,158,000)	(1,767,000)	(1,498,000)
Net profit (loss)	6,042,000	5,003,000	4,379,000
Additions of fixed asset, intangibles and goodwill	859,000	722,000	894,000
Total assets	202,206,000	194,921,000	178,053,000
Total liabilities	176,582,000	171,451,000	155,908,000
Operating Segments | Universal Banking | Banco de Crédito de Bolivia
Disclosure of operating segments [line items]
External	683,000	924,000	820,000
From other segments	22,000	25,000	19,000
Net interest, similar income and expenses	215,000	353,000	332,000
Other income, net	186,000	164,000	110,000
Provision for credit losses on loan portfolio	(24,000)	(84,000)	(50,000)
Depreciation and amortization and right in use	(22,000)	(30,000)	(28,000)
Income tax	(34,000)	(73,000)	(62,000)
Net profit (loss)	86,000	4,000	3,000
Additions of fixed asset, intangibles and goodwill	26,000	84,000	16,000
Total assets	10,062,000	12,996,000	12,631,000
Total liabilities	10,034,000	12,954,000	12,593,000
Operating Segments | Insurance, Medical Services and Pension funds
Disclosure of operating segments [line items]
Total assets			17,327,000
Total liabilities			13,675,000
Operating Segments | Insurance, Medical Services and Pension funds | Pacífico Seguros and subsidiaries
Disclosure of operating segments [line items]
External	2,374,000	1,769,000	1,730,000
From other segments	1,235,000	541,000	528,000
Net interest, similar income and expenses	298,000	299,000	285,000
Other income, net	1,456,000	935,000	952,000
Provision for credit losses on loan portfolio	0	0	0
Depreciation and amortization and right in use	(41,000)	(2,000)	(4,000)
Income tax	(150,000)	(44,000)	(40,000)
Net profit (loss)	854,000	770,000	819,000
Additions of fixed asset, intangibles and goodwill	731,000	122,000	79,000
Total assets	20,625,000	17,777,000	16,586,000
Total liabilities	16,496,000	14,355,000	13,435,000
Operating Segments | Insurance, Medical Services and Pension funds | Prima AFP
Disclosure of operating segments [line items]
External	407,000	385,000	386,000
From other segments	4,000	6,000	7,000
Net interest, similar income and expenses	1,000	2,000	4,000
Other income, net	403,000	379,000	379,000
Provision for credit losses on loan portfolio	0	0	0
Depreciation and amortization and right in use	(29,000)	(27,000)	(25,000)
Income tax	(60,000)	(55,000)	(57,000)
Net profit (loss)	147,000	133,000	150,000
Additions of fixed asset, intangibles and goodwill	15,000	12,000	17,000
Total assets	682,000	658,000	741,000
Total liabilities	231,000	182,000	240,000
Operating Segments | Microfinance
Disclosure of operating segments [line items]
Total assets			19,095,000
Total liabilities			15,794,000
Operating Segments | Microfinance | MiBanco
Disclosure of operating segments [line items]
External	3,301,000	3,195,000	3,236,000
From other segments	150,000	146,000	187,000
Net interest, similar income and expenses	2,480,000	2,243,000	2,165,000
Other income, net	138,000	125,000	155,000
Provision for credit losses on loan portfolio	(749,000)	(851,000)	(923,000)
Depreciation and amortization and right in use	(93,000)	(93,000)	(87,000)
Income tax	(158,000)	(85,000)	(47,000)
Net profit (loss)	453,000	308,000	202,000
Additions of fixed asset, intangibles and goodwill	120,000	85,000	129,000
Total assets	18,355,000	16,979,000	16,931,000
Total liabilities	15,568,000	14,279,000	13,902,000
Operating Segments | Microfinance | MiBanco Colombia
Disclosure of operating segments [line items]
External	670,000	574,000	489,000
From other segments	1,000	1,000	1,000
Net interest, similar income and expenses	430,000	326,000	255,000
Other income, net	56,000	60,000	45,000
Provision for credit losses on loan portfolio	(93,000)	(118,000)	(125,000)
Depreciation and amortization and right in use	(20,000)	(19,000)	(15,000)
Income tax	(31,000)	(1,000)	26,000
Net profit (loss)	47,000	(10,000)	(145,000)
Additions of fixed asset, intangibles and goodwill	13,000	10,000	44,000
Total assets	2,858,000	2,323,000	2,164,000
Total liabilities	2,369,000	1,900,000	1,892,000
Operating Segments | Investment Management and Advisory
Disclosure of operating segments [line items]
External	1,405,000	1,317,000	1,210,000
From other segments	538,000	527,000	518,000
Net interest, similar income and expenses	54,000	36,000	82,000
Other income, net	1,010,000	945,000	809,000
Provision for credit losses on loan portfolio	0	(30,000)	0
Depreciation and amortization and right in use	(42,000)	(43,000)	(50,000)
Income tax	(54,000)	(69,000)	(31,000)
Net profit (loss)	225,000	196,000	161,000
Additions of fixed asset, intangibles and goodwill	30,000	36,000	16,000
Total assets	8,226,000	8,466,000	10,104,000
Total liabilities	6,682,000	6,907,000	8,394,000
Operating Segments | Other segments
Disclosure of operating segments [line items]
External	455,000	388,000	278,000
From other segments	216,000	132,000	105,000
Net interest, similar income and expenses	101,000	41,000	(3,000)
Other income, net	304,000	264,000	216,000
Provision for credit losses on loan portfolio	(80,000)	(29,000)	(13,000)
Depreciation and amortization and right in use	(25,000)	(7,000)	10,000
Income tax	(216,000)	(83,000)	(179,000)
Net profit (loss)	(766,000)	(779,000)	(609,000)
Additions of fixed asset, intangibles and goodwill	54,000	40,000	19,000
Total assets	6,446,000	6,341,000	4,947,000
Total liabilities	2,410,000	3,286,000	2,670,000
Eliminations
Disclosure of operating segments [line items]
External	(268,000)	(256,000)	(286,000)
From other segments	0	0	0
Net interest, similar income and expenses	0	0	0
Other income, net	(168,000)	(100,000)	(114,000)
Provision for credit losses on loan portfolio	0	0	0
Depreciation and amortization and right in use	0	0	0
Income tax	(4,000)	(24,000)	0
Net profit (loss)	(5,000)	(2,000)	0
Additions of fixed asset, intangibles and goodwill	0	0	0
Total assets	(2,097,000)	(4,372,000)	(3,317,000)
Total liabilities	S/ (2,106,000)	S/ (4,202,000)	S/ (3,301,000)